Nov-09-07 12:44pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-012 P.002/002 F-056

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

07082257

RECD S.E.C.
NOV 0 9 2007
1086

November 9, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

001-33819

CERTNYS

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, GLOBAL SHIP LEASE, INC., Common shares, par value $0.01 per share, including preferred share purchase rights. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 8, 2007. Tentative listing date – November 16, 2007.

Sincerely,

PROCESSED
NOV 1 9 2007
THOMSON
FINANCIAL

END